American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2025

Equity Income - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 80.4%
Aerospace and Defense — 1.5%
RTX Corp.	676,261	98,747,631
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	507,814	51,258,745
Automobile Components — 0.5%
Gentex Corp.	1,560,062	34,305,763
Banks — 7.4%
Capitol Federal Financial, Inc.	2,314,074	14,115,851
Commerce Bancshares, Inc.	581,118	36,128,106
JPMorgan Chase & Co.	692,115	200,651,060
PNC Financial Services Group, Inc.	346,611	64,615,223
Truist Financial Corp.	2,039,759	87,689,239
U.S. Bancorp	1,873,494	84,775,604
		487,975,083
Beverages — 2.1%
PepsiCo, Inc.	757,010	99,955,600
Pernod Ricard SA	417,146	41,610,893
		141,566,493
Building Products — 0.6%
A.O. Smith Corp.	338,601	22,202,067
Assa Abloy AB, Class B	520,887	16,284,822
		38,486,889
Capital Markets — 5.3%
AllianceBernstein Holding LP	982,139	40,100,736
Bank of New York Mellon Corp.	540,002	49,199,582
Blackrock, Inc.	67,671	71,003,797
Charles Schwab Corp.	725,467	66,191,609
Northern Trust Corp.	392,009	49,702,821
T. Rowe Price Group, Inc.	789,204	76,158,186
		352,356,731
Chemicals — 1.5%
Linde PLC	213,673	100,251,098
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	128,578	31,708,621
Communications Equipment — 2.0%
Cisco Systems, Inc.	1,909,602	132,488,187
Construction Materials — 1.7%
CRH PLC	860,628	79,005,651
Martin Marietta Materials, Inc.	59,168	32,480,865
		111,486,516
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	393,517	16,435,804
Walmart, Inc.	677,332	66,229,523
		82,665,327
Containers and Packaging — 1.5%
Amcor PLC	2,816,427	25,882,964
Packaging Corp. of America	388,855	73,279,725
		99,162,689
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	2,221,311	96,116,127

Electric Utilities — 2.1%
Duke Energy Corp.	714,995	84,369,410
Eversource Energy	823,316	52,379,364
		136,748,774
Electrical Equipment — 0.7%
Legrand SA	322,031	43,161,353
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity PLC	388,867	65,590,197
Energy Equipment and Services — 0.6%
Baker Hughes Co.	1,008,268	38,656,995
Food Products — 2.9%
General Mills, Inc.	609,310	31,568,351
Hershey Co.	387,400	64,289,030
Mondelez International, Inc., Class A	1,430,744	96,489,375
		192,346,756
Gas Utilities — 3.8%
Atmos Energy Corp.	546,018	84,146,834
ONE Gas, Inc.	1,215,546	87,349,135
Spire, Inc.	1,135,636	82,890,072
		254,386,041
Ground Transportation — 2.7%
Norfolk Southern Corp.	705,842	180,674,377
Health Care Equipment and Supplies — 6.0%
Becton Dickinson & Co.	1,068,472	184,044,302
Medtronic PLC	1,860,865	162,211,602
Zimmer Biomet Holdings, Inc.	550,894	50,247,042
		396,502,946
Health Care Providers and Services — 1.5%
Quest Diagnostics, Inc.	181,029	32,518,239
UnitedHealth Group, Inc.	221,147	68,991,230
		101,509,469
Hotels, Restaurants and Leisure — 0.6%
McDonald's Corp.	129,285	37,773,198
Household Products — 1.5%
Kimberly-Clark Corp.	402,272	51,860,906
Reckitt Benckiser Group PLC	737,824	50,265,697
		102,126,603
Insurance — 3.2%
Allstate Corp.	232,986	46,902,412
Marsh & McLennan Cos., Inc.	456,264	99,757,561
Reinsurance Group of America, Inc.	340,912	67,623,304
		214,283,277
Machinery — 1.6%
Dover Corp.	307,782	56,394,896
Oshkosh Corp.	436,484	49,558,393
		105,953,289
Media — 0.2%
Omnicom Group, Inc.	201,331	14,483,752
Metals and Mining — 0.8%
Reliance, Inc.	165,630	51,991,257
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	228,246	32,682,545
Enterprise Products Partners LP	6,797,052	210,776,582
Exxon Mobil Corp.	1,220,556	131,575,937
TotalEnergies SE	635,231	38,827,018
		413,862,082

Personal Care Products — 5.3%
Estee Lauder Cos., Inc., Class A	795,987	64,315,749
Kenvue, Inc.	7,923,277	165,834,188
Unilever PLC	1,974,373	120,510,527
		350,660,464
Pharmaceuticals — 6.7%
Johnson & Johnson	1,972,312	301,270,658
Merck & Co., Inc.	306,090	24,230,084
Roche Holding AG	213,499	69,690,271
Sanofi SA, ADR	1,041,770	50,327,909
		445,518,922
Professional Services — 0.6%
Automatic Data Processing, Inc.	126,677	39,067,187
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc.	445,032	105,926,517
Specialized REITs — 1.0%
American Tower Corp.	296,262	65,479,827
Trading Companies and Distributors — 1.7%
Bunzl PLC	1,426,948	45,471,778
MSC Industrial Direct Co., Inc., Class A	751,780	63,916,336
		109,388,114
TOTAL COMMON STOCKS (Cost $3,965,647,572)		5,324,667,297
PREFERRED SECURITIES — 8.5%
Banks — 5.6%
Bank of America Corp., 6.30%	41,105,000	41,482,389
Citigroup, Inc., 4.00%	26,718,000	26,596,505
Citigroup, Inc., 6.25%	32,163,000	32,557,672
M&T Bank Corp., 5.125%	61,574,000	61,405,540
Truist Financial Corp., 5.10%	54,664,000	54,209,433
Truist Financial Corp., 4.95%	102,782,000	102,840,689
Wells Fargo & Co., 3.90%	47,249,000	46,794,262
		365,886,490
Capital Markets — 2.9%
Bank of New York Mellon Corp., 4.70%	75,199,000	75,179,373
Charles Schwab Corp., 4.00%	76,329,000	75,278,102
Goldman Sachs Group, Inc., 7.38%	19,050,000	19,155,690
Goldman Sachs Group, Inc., 7.56%	23,528,000	23,633,711
		193,246,876
TOTAL PREFERRED SECURITIES (Cost $546,302,315)		559,133,366
CONVERTIBLE BONDS — 4.8%
Electric Utilities — 0.2%
Duke Energy Corp., 4.125%, 4/15/26	15,286,000	16,191,696
Health Care Equipment and Supplies — 0.9%
Envista Holdings Corp., 1.75%, 8/15/28	63,216,000	58,830,390
Hotels, Restaurants and Leisure — 0.8%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	54,105,000	51,805,537
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 4.375%, 6/1/27	14,425,000	16,320,445
Semiconductors and Semiconductor Equipment — 2.7%
Microchip Technology, Inc., 0.75%, 6/1/30	132,594,000	130,870,278
ON Semiconductor Corp., 0.50%, 3/1/29	49,340,000	45,785,053
		176,655,331
TOTAL CONVERTIBLE BONDS (Cost $324,531,760)		319,803,399

EQUITY-LINKED NOTES — 2.8%
Aerospace and Defense — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Hexcel Corp.), 9.61%, 9/10/25(1)	237,618	13,726,004
Air Freight and Logistics — 0.2%
JPMorgan Chase Bank NA, (convertible into FedEx Corp.), 10.05%, 8/25/25(1)	53,449	13,702,720
Building Products — 0.4%
UBS AG, (convertible into A.O. Smith Corp.), 6.70%, 7/22/25(1)	207,730	14,012,427
Wells Fargo Bank NA, (convertible into Johnson Controls International PLC), 7.65%, 7/30/25(1)	176,264	14,094,070
		28,106,497
Electrical Equipment — 0.2%
JPMorgan Chase Bank NA, (convertible into Rockwell Automation, Inc.), 9.29%, 9/24/25(1)	56,904	15,580,315
Electronic Equipment, Instruments and Components — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Keysight Technologies, Inc.), 9.40%, 8/28/25(1)	83,858	13,792,125
Machinery — 0.7%
JPMorgan Chase Bank NA, (convertible into Cummins, Inc.), 15.40%, 10/14/25(1)	49,124	14,845,273
JPMorgan Chase Bank NA, (convertible into PACCAR, Inc.), 14.22%, 10/22/25(1)	164,479	15,035,025
JPMorgan Chase Bank NA, (convertible into Timken Co.), 8.04%, 10/2/25(1)	195,628	14,042,178
		43,922,476
Semiconductors and Semiconductor Equipment — 0.2%
Wells Fargo Bank NA, (convertible into Teradyne, Inc.), 18.70%, 9/10/25(1)	132,136	12,295,255
Software — 0.3%
UBS AG, (convertible into Salesforce, Inc.), 10.85%, 12/31/25(1)	65,770	17,717,123
Specialty Retail — 0.2%
Merrill Lynch BV, (convertible into Lowe's Cos., Inc.), 7.05%, 8/14/25(1)	55,678	13,928,408
Trading Companies and Distributors — 0.2%
Wells Fargo Bank NA, (convertible into Ferguson Enterprises, Inc.), 11.72%, 9/12/25(1)	89,492	14,526,341
TOTAL EQUITY-LINKED NOTES (Cost $184,539,826)		187,297,264
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	37,512,970
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25	200,652	7,993,976
NextEra Energy, Inc., 7.30%, 6/1/27	756,326	35,759,093
		43,753,069
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $86,760,638)		81,266,039
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF(2) (Cost $60,249,304)	341,471	66,323,912
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	201,610	201,610
State Street Navigator Securities Lending Government Money Market Portfolio(3)	24,704,924	24,704,924
		24,906,534
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $8,997,055), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $8,820,330)		8,819,264
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/27, valued at $69,700,794), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $68,342,333)		68,334,000
		77,153,264
TOTAL SHORT-TERM INVESTMENTS (Cost $102,059,798)		102,059,798
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $5,270,091,213)		6,640,551,075
OTHER ASSETS AND LIABILITIES — (0.3)%		(16,561,922)
TOTAL NET ASSETS — 100.0%		$6,623,989,153

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,159,861	CHF	23,591,640	JPMorgan Chase Bank NA	9/26/25	$(892,931)
USD	29,159,140	CHF	23,591,640	UBS AG	9/26/25	(893,651)
USD	65,535,835	EUR	56,491,052	Goldman Sachs & Co. LLC	9/26/25	(1,385,416)
USD	65,560,069	EUR	56,491,052	JPMorgan Chase Bank NA	9/26/25	(1,361,182)
USD	65,479,564	EUR	56,491,052	Morgan Stanley & Co. LLC	9/26/25	(1,441,687)
USD	65,530,750	EUR	56,491,052	UBS AG	9/26/25	(1,390,501)
USD	26,495,052	GBP	19,783,161	Bank of America NA	9/26/25	(675,339)
USD	26,499,306	GBP	19,783,160	Citibank NA	9/26/25	(671,086)
USD	26,504,984	GBP	19,783,160	Goldman Sachs & Co. LLC	9/26/25	(665,408)
USD	13,471,996	SEK	130,258,212	Citibank NA	9/26/25	(373,595)
						$(9,750,796)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $187,297,264, which represented 2.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,649,729. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,158,210, which includes securities collateral of $453,286.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$99,955,600	$41,610,893	—
Building Products	22,202,067	16,284,822	—
Consumer Staples Distribution & Retail	66,229,523	16,435,804	—
Electrical Equipment	—	43,161,353	—
Household Products	51,860,906	50,265,697	—
Oil, Gas and Consumable Fuels	375,035,064	38,827,018	—
Personal Care Products	230,149,937	120,510,527	—
Pharmaceuticals	375,828,651	69,690,271	—
Trading Companies and Distributors	63,916,336	45,471,778	—
Other Industries	3,597,231,050	—	—
Preferred Securities	—	559,133,366	—
Convertible Bonds	—	319,803,399	—
Equity-Linked Notes	—	187,297,264	—
Convertible Preferred Securities	—	81,266,039	—
Exchange-Traded Funds	66,323,912	—	—
Short-Term Investments	24,906,534	77,153,264	—
	$4,973,639,580	$1,666,911,495	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,750,796	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.